Intangible assets - Schedule of Changes in Intangible Assets and goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	R$ 1,087,484	R$ 1,016,556
Acquisitions, intangible assets		70,928
Acquisitions, Total	88,882
Disposals/write-offs	(6,098)	0
Intangible assets and goodwill at end of period	1,170,268	1,087,484
Goodwill	810,948
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,325,602	1,193,155
Acquisitions, intangible assets		132,447
Acquisitions, Total	167,033
Disposals/write-offs	(6,157)	0
Intangible assets and goodwill at end of period	1,486,478	1,325,602
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	753,502	753,502
Acquisitions, goodwill	57,446	0
Disposals/write-offs	0	0
Intangible assets and goodwill at end of period	810,948	753,502
Cost | Airport operating licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	82,196	82,196
Acquisitions, goodwill	0	0
Disposals/write-offs	0	0
Intangible assets and goodwill at end of period	82,196	82,196
Cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	489,904	357,457
Acquisitions, intangible assets	109,587	132,447
Disposals/write-offs	(6,157)	0
Intangible assets and goodwill at end of period	593,334	489,904
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(238,118)	(176,599)
Acquisitions, intangible assets	(78,151)	(61,519)
Disposals/write-offs	59	0
Intangible assets and goodwill at end of period	(316,210)	(238,118)
Amortization | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(238,118)	(176,599)
Acquisitions, intangible assets	(78,151)	(61,519)
Disposals/write-offs	59	0
Intangible assets and goodwill at end of period	R$ (316,210)	R$ (238,118)
Amortization | Software | Weighted rate
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average rate (p.a.)	16.00%	17.00%